Derivative Financial Instruments - Summary of Fair Values and Notional Amounts of DFIs (Detail) € in Thousands, $ in Thousands	Dec. 31, 2022 MXN ($) MMB	Dec. 31, 2021 MXN ($) MMB	Dec. 31, 2021 EUR (€) MMB
Subtotal
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ (9,251,035)	$ (704,052)
PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	4,246,878	7,075,578
Fair Value	122,931	(137,382)
PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	5,678,683	8,027,565
Fair Value	286,469	(123,206)
PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	31,733,673	30,513,214
Fair Value	6,147,449	6,159,382
PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	4,685,672	4,967,860
Fair Value	(231,856)	70,651
PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	14,868,234	15,763,653
Fair Value	(1,361,333)	(471,040)
PEMEX pays fixed in U.S. dollar and receives fixed in euro.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	197,454,768	248,018,268
Fair Value	(10,384,481)	(3,746,760)
PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in Pound sterling.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	0	10,327,298
Fair Value	0	(14,455)
PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	11,486,665	12,178,434
Fair Value	(1,123,000)	(80,503)
PEMEX pays fixed in U.S. dollar and receives fixed in CHF.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	7,086,220	7,512,978
Fair Value	620,453	524,471
PEMEX Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	48,535,750	51,458,750
Fair Value	2,263,382	(323,852)
PEMEX Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Notional Amount	11,845,210	14,308,629
Fair Value	(461,140)	(206,526)
PEMEX Buy call, Sell Call and Sell Put on euro
Disclosure of detailed information about financial instruments [line items]
Notional Amount	67,025,201	75,474,101
Fair Value	(4,750,485)	(1,398,532)
PEMEX Sell Call on Pound sterling
Disclosure of detailed information about financial instruments [line items]
Notional Amount	10,556,234	12,534,024
Fair Value	(2,835)	(27,896)
PEMEX Sell Call on CHF
Disclosure of detailed information about financial instruments [line items]
Notional Amount	7,664,921	8,229,792
Fair Value	(1,617)	(12,202)
PEMEX Sell Call on euro
Disclosure of detailed information about financial instruments [line items]
Notional Amount	96,640,988	122,864,815
Fair Value	(375,031)	(917,025)
PEMEX pays Pesos and receives U.S. dollar.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	0	12,340,413
Fair Value	0	3,575
PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	26,746	202,632
Fair Value	$ 59	$ (2,752)
Subtotal
Disclosure of detailed information about financial instruments [line items]
Volume (MMb)	(235,453)	(458,068)
Crude oil Options
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ (207,494)	$ (458,068)
Volume (MMb) | MMB	34.90	54.10	54.10
Crack spread swaps
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ (27,959)	$ 0
Volume (MMb) | MMB	0.59	0	0
Notional Amount | €			€ 1,250
Total	$ (9,486,488)	$ (1,162,120)
Futures | Exchange traded
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ (263,060)	$ (4,677)
Volume (MMb) | MMB	(1.48)	(0.61)	(0.61)
Petroleum Products Swaps | Exchange traded
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ 146,828	$ (28,389)
Volume (MMb) | MMB	(2.27)	(2.31)	(2.31)